Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 152,557	[1]	€ 175,751
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	136,007		158,367
Current liabilities	152,557		175,751
Total	€ (16,550)		€ (17,384)

[1]	Unaudited